Other Investments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Other Investments
OTHER INVESTMENTS

	US Dollars
Figures in millions	2019	2018	2017

Listed investments (1)

Non-current investments

Equity investments at fair value through profit and loss (FVTPL)
Balance at beginning of year	19	26
Additions	1	2
Disposals	(1)	(2)
Fair value adjustments	1	(3)
Transfer to non-current assets and liabilities held for sale	(21)	—
Translation	1	(4)
Balance at end of year	—	19

Equity investments at fair value though OCI (FVTOCI)
Balance at beginning of year	63	47
Additions	9	13
Disposals	—	(7)
Fair value adjustments	—	10
Balance at end of year	72	63

The group reclassified its listed investments as FVTPL and FVTOCI on adoption of IFRS 9 on 1 January 2018.

The non-current equity investments consist of ordinary shares and collective investment schemes and primarily comprise:
International Tower Hill Mines Limited (ITH)	—	—	7
Corvus Gold Corporation	41	43	25
Various listed investments held by Environmental Rehabilitation Trust Fund	—	16	22
Pure Gold Mining	31	18	11
Other	—	5	8
	72	82	73
(1)The group’s listed equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments.
At the reporting date, the FVTOCI equity investments were listed on the Toronto Stock Exchange.

20    OTHER INVESTMENTS (continued)

	US Dollars
Figures in millions	2019	2018	2017

Listed investments (continued)

Non-current investments (continued)

Investments at amortised cost
Balance at beginning of year	12	4	6
Additions	11	15	—
Disposals	(9)	(6)	(2)
Transfer to non-current assets and liabilities held for sale	(15)	—	—
Translation	1	(1)	—
	—	12	4

The amortised cost investment consists of government bonds held by the Environmental Rehabilitation Trust Fund administered by Ashburton Investments.

Current investments
Listed investments - FVTOCI (1) (2)	10	6	7

Book value of listed investments	82	100	84

Unlisted investments
Non-current investments

Balance at beginning of year	47	54	73
Additions	45	48	81
Maturities	(44)	(45)	(73)
Transfer to non-current assets and liabilities held for sale	(48)	—	(32)
Fair value adjustment- FVTOCI	2	—	—
Other	—	(2)	—
Translation	2	(8)	5
Balance at end of year	4	47	54
The unlisted investments include:
Negotiable Certificates of Deposit - Environmental Rehabilitation Trust Fund administered by Ashburton Investments	—	46	53
Other	4	1	1
	4	47	54

Book value of unlisted investments	4	47	54

Non-current other investments	76	141	131
Total book value of other investments	86	147	138

(1)The group’s listed equity investments are susceptible to market price risk arising from uncertainties about the future values of the investments.
At the reporting date, the FVTOCI equity investments were listed on the Toronto Stock Exchange.
(2)During 2019 a fair value adjustment of $4m to the Sandstorm investment was recognised.